Goldman Sachs Inflation Protected Securities Fund
Goldman Sachs Inflation Protected Securities Fund—Summary
Investment Objective
The Goldman Sachs Inflation Protected Securities Fund (the “Fund”) seeks real return consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Goldman Sachs Inflation Protected Securities Fund		Class A	Class C	Institutional	Class IR	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Goldman Sachs Inflation Protected Securities Fund		Class A	Class C	Institutional	Class IR	Class R	Class R6
Management Fees		0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	0.50%	none
Other Expenses		0.31%	0.56%	0.23%	0.31%	0.32%	0.27%
Service Fees		none	0.25%	none	none	none	none
All Other Expenses		0.31%	0.31%	0.23%	0.31%	0.32%	0.27%
Total Annual Fund Operating Expenses		0.89%	1.64%	0.56%	0.64%	1.15%	0.60%
Fee Waiver and Expense Limitation	[1]	(0.19%)	(0.19%)	(0.21%)	(0.19%)	(0.20%)	(0.26%)
Total Annual Fund Operating Expenses	[2]	0.70%	1.45%	0.35%	0.45%	0.95%	0.34%
[1]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.044% of the Fund’s average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective rate of 0.26% as an annual percentage rate of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs Inflation Protected Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	442	628	830	1,412
Class C Shares	246	497	872	1,926
Institutional Shares	35	158	291	681
Class IR Shares	44	184	336	779
Class R Shares	95	344	612	1,378
Class R6 Shares	33	164	307	724

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Inflation Protected Securities Fund | Class C Shares | USD ($)	146	497	872	1,926

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2016 was 171% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”). IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the CPIU. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation protected bonds typically have lower yields than conventional fixed-rate bonds.

The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers.

The Fund also intends to invest in derivatives, including (but not limited to) futures and inflation-linked swaps, primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration, and/or gain exposure to certain fixed income securities. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index, plus or minus 2 years, and over the past five years ended June 30, 2016, the duration of this index has ranged between 5.10 and 7.10 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index.

GSAM’s Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with a large number of countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

CPIU Measurement Risk.  The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of the Fund.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).

Deflation Risk.  The Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation.” If this occurs, the principal and income of IPS held by the Fund would likely decline in price, which could result in losses for the Fund.

Derivatives Risk.  Loss may result from the Fund’s investments in futures and inflation-linked swaps. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.

Inflation Protected Securities Risk.  The value of IPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. The market for IPS may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Tax Consequences Risk.  The Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2016 was 6.02%. Best Quarter Q1 ‘08 +5.99% Worst Quarter Q2 ‘13 –6.91%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2015
Average Annual Total Returns - Goldman Sachs Inflation Protected Securities Fund		1 Year	5 Years	Since Inception	Inception Date
Class A Shares		(5.80%)	1.31%	3.21%	Aug. 31, 2007
Class A Shares | Returns After Taxes on Distributions		(6.05%)	0.01%	1.91%	Aug. 31, 2007
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(3.28%)	0.57%	2.05%	Aug. 31, 2007
Class A Shares | Barclays U.S. TIPS Index (reflects no deduction for fees or expenses)		(1.44%)	2.55%	4.07%	Aug. 31, 2007
Class C Shares		(3.72%)	1.37%	2.97%	Aug. 31, 2007
Class C Shares | Barclays U.S. TIPS Index (reflects no deduction for fees or expenses)		(1.44%)	2.55%	4.07%	Aug. 31, 2007
Institutional Shares		(1.78%)	2.45%	4.08%	Aug. 31, 2007
Institutional Shares | Barclays U.S. TIPS Index (reflects no deduction for fees or expenses)		(1.44%)	2.55%	4.07%	Aug. 31, 2007
Class IR Shares		(1.83%)	2.33%	3.31%	Nov. 30, 2007
Class IR Shares | Barclays U.S. TIPS Index (reflects no deduction for fees or expenses)		(1.44%)	2.55%	3.39%	Nov. 30, 2007
Class R Shares		(2.33%)	1.84%	2.82%	Nov. 30, 2007
Class R Shares | Barclays U.S. TIPS Index (reflects no deduction for fees or expenses)		(1.44%)	2.55%	3.39%	Nov. 30, 2007
Class R6 Shares	[1]	(1.78%)	2.45%	4.08%	Jul. 31, 2015
Class R6 Shares | Barclays U.S. TIPS Index (reflects no deduction for fees or expenses)	[1]	(1.44%)	2.55%	4.07%	Jul. 31, 2015
[1]	Class R6 Shares commenced operations on July 31, 2015. Performance of the Class R6 Shares is that of the Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.